Schedule of Investments - Virtus WMC International Dividend ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.9%
Australia - 13.1%
BHP Group Ltd.	13,487	$364,496
Fortescue Metals Group Ltd.	4,309	55,216
Rio Tinto Ltd.	2,048	139,989
Rio Tinto PLC	4,094	245,520
Stockland	13,960	37,552
Wesfarmers Ltd.	1,063	34,633
Woodside Energy Group Ltd.	3,034	67,793
Total Australia		945,199
Belgium - 0.4%
Proximus SADP	1,938	26,829
Canada - 8.9%
Algonquin Power & Utilities Corp.	7,081	99,036
Bank of Nova Scotia (The)	1,004	61,163
BCE, Inc.	1,699	85,842
Canadian Imperial Bank of Commerce	1,255	63,488
Great-West Lifeco, Inc. Class Common Subscription Receipt	2,034	49,430
IGM Financial, Inc.	1,697	49,271
Manulife Financial Corp. Class Common Subscription Receipt	4,477	81,950
Power Corp. of Canada	1,261	34,269
Royal Bank of Canada	138	13,456
TELUS Corp.	3,673	84,557
Toronto-Dominion Bank (The)	344	22,345
Total Canada		644,807
China - 1.4%
SITC International Holdings Co., Ltd.	19,782	67,159
Xinyi Glass Holdings Ltd.	16,933	33,349
Total China		100,508
Denmark - 2.3%
AP Moller - Maersk A/S Class A	32	85,277
AP Moller - Maersk A/S Class B	16	43,473
Tryg A/S	1,631	37,116
Total Denmark		165,866
Finland - 1.8%
Fortum OYJ	4,535	50,591
Kone OYJ Class B	1,156	52,576
Orion OYJ Class B	70	3,335
Sampo OYJ Class A	628	27,047
Total Finland		133,549
France - 7.9%
Amundi SA(1)	450	24,330
AXA SA	4,212	96,644
Bouygues SA	1,136	34,251
Danone SA	344	18,919
Orange SA	1,213	12,393
Sanofi	3,094	307,398
TotalEnergies SE	1,559	79,286
Total France		573,221
Germany - 6.1%
Allianz SE	1,504	272,568
BASF SE	1,846	81,911
Bayerische Motoren Werke AG	533	43,297
Deutsche Post AG	1,015	40,354
Total Germany		438,130
Security Description	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 1.9%
CK Infrastructure Holdings Ltd.	592	$3,710
CLP Holdings Ltd.	1,675	14,190
HKT Trust & HKT Ltd.	4,396	6,160
Link REIT	536	4,486
New World Development Co., Ltd.	2,374	7,923
Power Assets Holdings Ltd.	9,132	59,737
Sino Land Co., Ltd.	25,390	37,714
Total Hong Kong		133,920
Israel - 0.1%
ICL Group Ltd.	716	6,378
Italy - 3.3%
Assicurazioni Generali SpA	5,968	88,962
Enel SpA	4,100	20,571
Eni SpA	2,118	25,361
Snam SpA	21,215	106,202
Total Italy		241,096
Japan - 15.2%
Bandai Namco Holdings, Inc.	119	9,245
Bridgestone Corp.	275	10,720
Canon, Inc.	1,490	35,096
Daito Trust Construction Co., Ltd.	105	9,913
Disco Corp.	84	20,347
ITOCHU Corp.	529	15,336
Itochu Techno-Solutions Corp.	755	20,099
Japan Metropolitan Fund Invest	36	29,264
Japan Tobacco, Inc.	4,412	78,993
KDDI Corp.	1,466	47,185
Kirin Holdings Co., Ltd.	735	12,046
Mitsui & Co., Ltd.	5,288	116,011
MS&AD Insurance Group Holdings, Inc.	114	3,691
Nintendo Co., Ltd.	76	34,030
Nippon Yusen KK	720	56,153
Otsuka Corp.	829	25,706
SBI Holdings, Inc.	419	8,440
SCSK Corp.	379	6,628
Secom Co., Ltd.	14	933
Sekisui House Ltd.	3,662	64,699
Shin-Etsu Chemical Co., Ltd.	46	5,851
SoftBank Corp.	12,560	144,909
Sumitomo Corp.	1,679	23,476
Takeda Pharmaceutical Co., Ltd.	2,534	74,585
Tokio Marine Holdings, Inc.	401	23,347
Tokyo Electron Ltd.	102	35,193
Trend Micro, Inc.	1,399	80,887
USS Co., Ltd.	5,201	101,602
Total Japan		1,094,385
Netherlands - 0.4%
Koninklijke Ahold Delhaize NV	1,193	32,781
Norway - 1.8%
Gjensidige Forsikring ASA	1,346	28,048
Norsk Hydro ASA	1,471	9,902
Telenor ASA	7,372	89,241
Total Norway		127,191
Singapore - 2.5%
Ascendas Real Estate Investment Trust	19,377	41,660

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Integrated Commercial Trust	26,160	$41,283
Mapletree Logistics Trust	7,282	9,278
Oversea-Chinese Banking Corp. Ltd.	3,355	28,343
Singapore Exchange Ltd.	1,696	12,155
Singapore Technologies Engineering Ltd.	12,805	37,264
Venture Corp. Ltd.	1,036	13,184
Total Singapore		183,167
Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	876	20,959
Enagas SA	4,556	89,776
Endesa SA	1,160	21,234
Iberdrola SA	229	2,441
Industria de Diseno Textil SA	722	17,481
Red Electrica Corp. SA	2,162	42,492
Total Spain		194,383
Sweden - 0.8%
Tele2 AB Class B	4,206	47,990
Telia Co. AB	1,873	6,906
Total Sweden		54,896
Switzerland - 9.7%
Adecco Group AG	365	12,819
Kuehne + Nagel International AG	52	13,942
Novartis AG	4,754	408,099
Zurich Insurance Group AG	602	262,405
Total Switzerland		697,265
United Kingdom - 13.4%
Admiral Group PLC	3,034	70,867
Aviva PLC	1,565	7,547
BAE Systems PLC	5,024	47,111
Barratt Developments PLC	367	2,239
British American Tobacco PLC	6,391	250,651
Haleon PLC*	7,279	25,866
Imperial Brands PLC	3,029	66,360
Legal & General Group PLC	13,654	43,399
National Grid PLC	3,065	42,234
Persimmon PLC	3,463	79,453
Phoenix Group Holdings PLC	9,659	75,729
Unilever PLC	5,274	257,133
Total United Kingdom		968,589
United States - 5.2%
GSK PLC	5,822	122,488
Roche Holding AG	191	63,289
Stellantis NV	5,766	82,044
Swiss Re AG	1,444	108,165
Total United States		375,986
Total Common Stocks
(Cost $7,685,538)		7,138,146
WARRANT - 0.0%(2)
Australia - 0.0%(2)
Magellan Financial Group Ltd., expiring 04/16/27*
(Cost $0)	567	333
Security Description	Shares	Value
WARRANT (continued)
Australia (continued)

TOTAL INVESTMENTS - 98.9%
(Cost $7,685,538)		7,138,479
Other Assets in Excess of Liabilities - 1.1%		77,620
Net Assets - 100.0%		$7,216,099

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2022, the aggregate value of these securities was $24,330, or 0.3% of net assets.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$7,138,146	$—	$—	$7,138,146
Warrant	333	—	—	333
Total	$7,138,479	$—	$—	$7,138,479

Sector Breakdown
As of July 31, 2022 (based on net assets)
Financials	22.1%
Health Care	13.6%
Materials	12.6%
Consumer Staples	10.3%
Industrials	9.7%
Communication Services	8.1%
Utilities	7.6%
Consumer Discretionary	6.2%
Information Technology	3.3%
Real Estate	3.0%
Energy	2.4%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%